SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Foreign Currency [Abstract]
Foreign Exchange Rate Transalation [Table Text Block]
Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances, are accounted for under Financing income or expenses, as applicable.

	2016	2015	2014

Official exchange rate of 1 NIS to US dollar at end of year	0.260	0.256	0.257

Property Plant And Equipment Depreciation Rate [Table Text Block]
When an asset is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in the Statements of Comprehensive Loss.

Rate of depreciation	%

Laboratory equipment	15
Furniture and equipment	7-15
Computers	33.3
Vehicle	15